LOGO: ZURICH LIFE
Kemper ADVANTAGE III VARIABLE ANNUITY
2001 ANNUAL REPORT
Includes annual reports for:
Scudder Variable Series I	Fidelity Variable Insurance Products Fund II
Scudder Variable Series II	The Dreyfus Socially Responsible Growth Fund, Inc.
Janus Aspen Series	J.P. Morgan Series Trust II
Pilgrim Natural Resources Trust	The Alger American Fund
Pilgrim Emerging Markets Fund, Inc.	American Century Variable Portfolios, Inc.
Fidelity Variable Insurance Products Fund	Credit Suisse Trust

 Kemper Advantage III is a Flexible Payment Fixed and Variable Annuity

from Kemper Investors Life Insurance Company.

Issued by Kemper Investors Life Insurance Company

Securities distributed by Investors Brokerage Services, Inc.

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Zurich Life. The way life should be. ®
ADV3-AN01 (02/02)	RECYCLE LOGO Printed on Recycled Paper	Policy Form Series L-1000

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